Share Capital (Narrative) (Details) - USD ($)		1 Months Ended							12 Months Ended
	Mar. 15, 2021	Nov. 17, 2023	Oct. 31, 2023	Nov. 16, 2022	Sep. 19, 2022	Apr. 25, 2022	Apr. 30, 2021	Mar. 22, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022
Sale Of Stock [Line Items]
Number of ADSs issued			2,863,664
Options to purchase ADS cancelled									20,373,620	1,240,120	1,712,275
Sale of treasury share		$ 580,000							$ 580,000	$ 0	$ 0
2015 plan [Member]
Sale Of Stock [Line Items]
Number of ADSs issued									172,276
Number of stock reserved for issuance									28,443,060
Number Of Stock Adss Resvered For Issuance									1,422,153
Number of ADSs options issuable outstanding									341,322
Number of options issuable outstanding									6,826,440
Number of ADSs vested and exercisable									319,708
Number of options vested and exercisable									6,394,160
Weighted average exercise price									$ 0.3
Weighted average exercise price of ADSs									$ 5.98
Number of shares issued									3,445,520
Options to purchase ADS cancelled									16,634,300
Options to purchase ordinary shares cancelled									831,715
2017 plan [Member]
Sale Of Stock [Line Items]
Number of ADSs issued									1,152,333
Number of stock reserved for issuance									23,061,380
Number Of Stock Adss Resvered For Issuance									1,153,069
Number of ADSs vested and exercisable									184,474
Number of options vested and exercisable									3,689,480
Weighted average exercise price									$ 0.2
Weighted average exercise price of ADSs									$ 3.91
Number of shares issued									23,046,660
The Private Placement [Member]
Sale Of Stock [Line Items]
Proceeds from sale of ADS's	$ 45,500,000							$ 4,500,000
Number of ADSs issued								261,929
Number of warrants purchase ADS's								2,619,270
Share price per share								$ 17.35
ATM agreement [Member]
Sale Of Stock [Line Items]
Aggregate offering price of at the market offering agreement							$ 75,000,000
Proceeds from sale of ADS's							$ 15,917,000		$ 1,371,000	$ 275,000
Number of ADSs issued						18,125,000	699,806		772,900	130,505
Share price per share							$ 22.75		$ 1.83	$ 2.11
Repurchase arrangement [Member]
Sale Of Stock [Line Items]
Repurchase of ADSs												$ 2,500,000
Number of shares repurchase of ADSs				582,023	582,023
Weighted average price of repurchase of ADSs				$ 2.0848
Total consideration of repurchase of ADSs				$ 1,218,000
Roth Capital Partners, LLC [Member] | Market offering agreement [Member]
Sale Of Stock [Line Items]
Number of ADSs issued			2,863,664						1,800,000
Weighted average price of repurchase of ADSs									$ 0.96
Total consideration of repurchase of ADSs									$ 1,553,000